Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	gst2_SupplementTextBlock
GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

Supplement dated March 26, 2018 to the

Prospectus dated February 28, 2018, as supplemented

In addition, effective immediately, the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus are being restated to reflect the commencement of operations of two of the Fund’s wholly-owned subsidiaries organized under the laws of the Cayman Islands. Accordingly, the “Annual Fund Operating Expenses” table and its related footnotes are replaced with the following:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.90%		1.90%	1.90%		1.90%		1.90%		1.90%		1.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2]	0.62%		0.87%	0.48%		0.62%		0.62%		0.47%		0.62%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	0.13%		0.13%	0.13%		0.13%		0.13%		0.13%		0.13%
Remainder of Other Expenses	0.49%		0.49%	0.35%		0.49%		0.49%		0.34%		0.49%
Acquired Fund Fees and Expenses[3]	0.06%		0.06%	0.06%		0.06%		0.06%		0.06%		0.06%
Total Annual Fund Operating Expenses[4]	2.83%		3.58%	2.44%		2.58%		3.08%		2.43%		2.83%
Fee Waiver and Expense Limitation[5]	(0.33)%		(0.33)%	(0.33)%		(0.33)%		(0.33)%		(0.33)%		(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	2.50%		3.25%	2.11%		2.25%		2.75%		2.10%		2.50%

[2]	The “Other Expenses” for Class A, Class C, Institutional, Investor and Class R Shares have been restated. The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[5]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 1.83% as an annual percentage of the average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.114% of the Fund’s average daily net assets; and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares to 2.37%, 3.12%, 1.98%, 2.12%, 2.62%, 1.97% and 2.37%, respectively. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least February 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the table under “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$789	$1,349	$1,934	$3,511
Class C Shares
– Assuming complete redemption at end of period	$428	$1,067	$1,827	$3,823
– Assuming no redemption	$328	$1,067	$1,827	$3,823
Institutional Shares	$214	$729	$1,271	$2,751
Investor Shares	$228	$771	$1,341	$2,890
Class R Shares	$278	$920	$1,587	$3,370
Class R6 Shares	$213	$726	$1,266	$2,741
Class T Shares	$497	$1,075	$1,678	$3,305

Goldman Sachs Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock
GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

Supplement dated March 26, 2018 to the

Prospectus dated February 28, 2018, as supplemented

In addition, effective immediately, the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus are being restated to reflect the commencement of operations of two of the Fund’s wholly-owned subsidiaries organized under the laws of the Cayman Islands. Accordingly, the “Annual Fund Operating Expenses” table and its related footnotes are replaced with the following:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.90%		1.90%	1.90%		1.90%		1.90%		1.90%		1.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2]	0.62%		0.87%	0.48%		0.62%		0.62%		0.47%		0.62%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	0.13%		0.13%	0.13%		0.13%		0.13%		0.13%		0.13%
Remainder of Other Expenses	0.49%		0.49%	0.35%		0.49%		0.49%		0.34%		0.49%
Acquired Fund Fees and Expenses[3]	0.06%		0.06%	0.06%		0.06%		0.06%		0.06%		0.06%
Total Annual Fund Operating Expenses[4]	2.83%		3.58%	2.44%		2.58%		3.08%		2.43%		2.83%
Fee Waiver and Expense Limitation[5]	(0.33)%		(0.33)%	(0.33)%		(0.33)%		(0.33)%		(0.33)%		(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	2.50%		3.25%	2.11%		2.25%		2.75%		2.10%		2.50%

[2]	The “Other Expenses” for Class A, Class C, Institutional, Investor and Class R Shares have been restated. The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[5]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 1.83% as an annual percentage of the average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.114% of the Fund’s average daily net assets; and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares to 2.37%, 3.12%, 1.98%, 2.12%, 2.62%, 1.97% and 2.37%, respectively. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least February 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the table under “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$789	$1,349	$1,934	$3,511
Class C Shares
– Assuming complete redemption at end of period	$428	$1,067	$1,827	$3,823
– Assuming no redemption	$328	$1,067	$1,827	$3,823
Institutional Shares	$214	$729	$1,271	$2,751
Investor Shares	$228	$771	$1,341	$2,890
Class R Shares	$278	$920	$1,587	$3,370
Class R6 Shares	$213	$726	$1,266	$2,741
Class T Shares	$497	$1,075	$1,678	$3,305

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” for Class A, Class C, Institutional, Investor and Class R Shares have been restated. “Acquired Fund Fees and Expenses” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Multi-Manager Alternatives Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.50%	[3]
1 Year	rr_ExpenseExampleYear01	$ 789
3 Years	rr_ExpenseExampleYear03	1,349
5 Years	rr_ExpenseExampleYear05	1,934
10 Years	rr_ExpenseExampleYear10	$ 3,511
Goldman Sachs Multi-Manager Alternatives Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.58%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	3.25%	[3]
1 Year	rr_ExpenseExampleYear01	$ 428
3 Years	rr_ExpenseExampleYear03	1,067
5 Years	rr_ExpenseExampleYear05	1,827
10 Years	rr_ExpenseExampleYear10	3,823
1 Year	rr_ExpenseExampleNoRedemptionYear01	328
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,067
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,827
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,823
Goldman Sachs Multi-Manager Alternatives Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.11%	[3]
1 Year	rr_ExpenseExampleYear01	$ 214
3 Years	rr_ExpenseExampleYear03	729
5 Years	rr_ExpenseExampleYear05	1,271
10 Years	rr_ExpenseExampleYear10	$ 2,751
Goldman Sachs Multi-Manager Alternatives Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.25%	[3]
1 Year	rr_ExpenseExampleYear01	$ 228
3 Years	rr_ExpenseExampleYear03	771
5 Years	rr_ExpenseExampleYear05	1,341
10 Years	rr_ExpenseExampleYear10	$ 2,890
Goldman Sachs Multi-Manager Alternatives Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.08%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.75%	[3]
1 Year	rr_ExpenseExampleYear01	$ 278
3 Years	rr_ExpenseExampleYear03	920
5 Years	rr_ExpenseExampleYear05	1,587
10 Years	rr_ExpenseExampleYear10	$ 3,370
Goldman Sachs Multi-Manager Alternatives Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.10%	[3]
1 Year	rr_ExpenseExampleYear01	$ 213
3 Years	rr_ExpenseExampleYear03	726
5 Years	rr_ExpenseExampleYear05	1,266
10 Years	rr_ExpenseExampleYear10	$ 2,741
Goldman Sachs Multi-Manager Alternatives Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.50%	[3]
1 Year	rr_ExpenseExampleYear01	$ 497
3 Years	rr_ExpenseExampleYear03	1,075
5 Years	rr_ExpenseExampleYear05	1,678
10 Years	rr_ExpenseExampleYear10	$ 3,305

[1]	The “Other Expenses” for Class A, Class C, Institutional, Investor and Class R Shares have been restated. The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[4]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 1.83% as an annual percentage of the average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.114% of the Fund’s average daily net assets; and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares to 2.37%, 3.12%, 1.98%, 2.12%, 2.62%, 1.97% and 2.37%, respectively. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least February 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.